Pension and Other Employee Benefits - Summary of Changes in Present Value of Defined Benefit Obligations, Fair Value of Plan Assets and Components of Net Periodic Benefit Costs of Defined Contribution Plans (Detail) - PHP (₱)
₱ in Millions
	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Fair Value Of Plan Assets [Line Items]
Service costs	₱ 1,043	₱ 1,063	₱ 1,158
Accrued benefit costs	8,985	7,159	8,984
Interest income	(22)	457	539
Net periodic benefit costs (Note 5)	840	1,541	1,356
Present value of defined benefit obligation [Member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Present value of defined benefit obligations at beginning of the year	20,683	21,503	23,142
Service costs	1,043	1,063	1,158
Actuarial losses (gains) – experience	(3,829)	2,611	1,277
Actuarial losses – economic assumptions	(4)
Actual benefits paid/settlements	(4,558)	(887)	(2,723)
Present value of defined benefit obligations at end of the year	22,638	20,683	21,503
Interest income	1,338	1,227	1,180
Plan assets [Member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Actual benefits paid/settlements	(4,558)	(887)	(2,723)
Fair value of plan assets at beginning of the year	13,539	12,534	11,960
Actual contributions	7,598	5,110	5,122
Interest income on plan assets	1,360	770	641
Return on plan assets (excluding amount included in net interest)	(4,215)	(3,988)	(2,466)
Fair value of plan assets at end of the year	13,724	13,539	12,534
Investment property [member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Service costs	239	314	269
Curtailment and others	(6)
Others	(39)		(18)
Funded status – net	271	355	372
Accrued benefit costs		23	13
Prepaid benefit costs (Note 19)	271	378	385
Interest income	(16)
Net periodic benefit costs (Note 5)	178	314	251
Investment property [member] | Present value of defined benefit obligation [Member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Present value of defined benefit obligations at beginning of the year	2,804	2,490	2,177
Service costs	239	314	269
Interest costs on benefit obligation	174		113
Actuarial losses (gains) – experience	100		(6)
Actuarial losses – economic assumptions	13		29
Actual benefits paid/settlements	(37)		(92)
Curtailment and others	(480)
Present value of defined benefit obligations at end of the year	2,813	2,804	2,490
Investment property [member] | Plan assets [Member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Actual benefits paid/settlements	(37)		(92)
Fair value of plan assets at beginning of the year	3,159	2,862	2,414
Actual contributions	281	297	335
Interest income on plan assets	190		131
Return on plan assets (excluding amount included in net interest)	100		74
Others	(609)
Fair value of plan assets at end of the year	₱ 3,084	₱ 3,159	₱ 2,862